                                                         Michele H. Abate, Esq,
                                                             Vice President and
                                                      Associate General Counsel

New England Life Insurance Company
One Financial Center
Boston, MA 02111

                                March 12, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   New England Variable Life Separate Account
      File No. 811-03713

Commissioners:

The Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of New England Variable Life Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File
No. 811-03857.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I (formerly Met Investors Series Trust) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II (formerly Metropolitan Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

Sincerely,

/s/ Michele H. Abate, Esq.
--------------------------------------------
Michele H. Abate, Esq.
Vice President and Associate General Counsel
New England Life Insurance Company